Annual Total Returns - FidelitySmallCapDiscoveryFund-PRO - FidelitySmallCapDiscoveryFund-PRO - Fidelity Small Cap Discovery Fund - Fidelity Small Cap Discovery Fund	Jun. 29, 2024
Bar Chart Table:
Annual Return 2014	7.00%
Annual Return 2015	(6.17%)
Annual Return 2016	20.29%
Annual Return 2017	7.91%
Annual Return 2018	(13.75%)
Annual Return 2019	27.27%
Annual Return 2020	6.89%
Annual Return 2021	35.67%
Annual Return 2022	(16.46%)
Annual Return 2023	21.32%